GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.1%

Aerospace & Defense – 2.0%
Boeing Co. (The)	679	$101,266
General Dynamics Corp.	345	45,647
Howmet Aerospace, Inc.*	525	8,432
Huntington Ingalls Industries, Inc.	49	8,928
Northrop Grumman Corp.	193	58,392
Raytheon Co.	323	42,361
United Technologies Corp.	1,021	96,311
Total Aerospace & Defense		361,337

Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	197	13,144
United Parcel Service, Inc., Class B	1,009	94,261
Total Air Freight & Logistics		107,405

Airlines – 0.2%
Delta Air Lines, Inc.	737	21,026
United Airlines Holdings, Inc.*	298	9,402
Total Airlines		30,428

Auto Components – 0.1%
Aptiv PLC	317	15,609

Banks – 1.0%
Citizens Financial Group, Inc.	531	9,988
Fifth Third Bancorp	879	13,053
M&T Bank Corp.	159	16,446
PNC Financial Services Group, Inc. (The)	539	51,593
SVB Financial Group*	63	9,518
US Bancorp	1,929	66,454
Zions Bancorp NA	207	5,539
Total Banks		172,591

Beverages – 1.6%
Brown-Forman Corp., Class B	538	29,864
Constellation Brands, Inc., Class A	230	32,973
Monster Beverage Corp.*	623	35,050
PepsiCo, Inc.	1,555	186,756
Total Beverages		284,643

Biotechnology – 3.5%
AbbVie, Inc.	1,778	135,466
Alexion Pharmaceuticals, Inc.*	260	23,345
Amgen, Inc.	682	138,262
Biogen, Inc.*	216	68,338
Gilead Sciences, Inc.	1,547	115,654
Regeneron Pharmaceuticals, Inc.*	123	60,060
Vertex Pharmaceuticals, Inc.*	292	69,481
Total Biotechnology		610,606

Building Products – 0.3%
Allegion PLC	109	10,030

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Building Products (continued)
Masco Corp.	336	$11,615
Trane Technologies PLC	281	23,208
Total Building Products		44,853

Capital Markets – 3.0%
Ameriprise Financial, Inc.	151	15,475
BlackRock, Inc.	178	78,315
Cboe Global Markets, Inc.	131	11,692
Charles Schwab Corp. (The)	1,480	49,758
E*TRADE Financial Corp.	271	9,301
FactSet Research Systems, Inc.	44	11,470
Goldman Sachs Group, Inc. (The)	433	66,937
Intercontinental Exchange, Inc.	653	52,730
MarketAxess Holdings, Inc.	46	15,298
Morgan Stanley	1,761	59,874
MSCI, Inc.	100	28,896
Northern Trust Corp.	251	18,940
Raymond James Financial, Inc.	162	10,238
S&P Global, Inc.	277	67,879
SEI Investments Co.	180	8,341
T Rowe Price Group, Inc.	271	26,463
Total Capital Markets		531,607

Chemicals – 0.5%
Celanese Corp.	152	11,155
FMC Corp.	156	12,743
International Flavors & Fragrances, Inc.	122	12,454
Sherwin-Williams Co. (The)	107	49,169
Total Chemicals		85,521

Commercial Services & Supplies – 0.2%
Cintas Corp.	122	21,133
Copart, Inc.*	273	18,706
Total Commercial Services & Supplies		39,839

Communications Equipment – 1.4%
Arista Networks, Inc.*	88	17,824
Cisco Systems, Inc.	4,724	185,701
F5 Networks, Inc.*	87	9,277
Motorola Solutions, Inc.	201	26,717
Total Communications Equipment		239,519

Construction Materials – 0.1%
Vulcan Materials Co.	159	17,183

Consumer Finance – 0.6%
American Express Co.	958	82,014
Discover Financial Services	374	13,341
Synchrony Financial	773	12,438
Total Consumer Finance		107,793

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Distributors – 0.2%
Genuine Parts Co.	175	$11,783
LKQ Corp.*	348	7,137
Pool Corp.	51	10,035
Total Distributors		28,955

Electric Utilities – 0.0%**
NRG Energy, Inc.	289	7,878

Electrical Equipment – 0.2%
Eaton Corp. PLC	498	38,690

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	351	25,581
CDW Corp.	168	15,669
Cognex Corp.	221	9,331
Keysight Technologies, Inc.*	226	18,912
Trimble, Inc.*	292	9,294
Zebra Technologies Corp., Class A*	54	9,914
Total Electronic Equipment, Instruments & Components		88,701

Energy Equipment & Services – 0.2%
Halliburton Co.	1,055	7,227
Schlumberger Ltd.	1,712	23,095
Total Energy Equipment & Services		30,322

Entertainment – 2.6%
Electronic Arts, Inc.*	347	34,759
Live Nation Entertainment, Inc.*	240	10,910
Netflix, Inc.*	500	187,750
Take-Two Interactive Software, Inc.*	133	15,775
Walt Disney Co. (The)	2,151	207,787
Total Entertainment		456,981

Equity Real Estate Investment Trust (REIT) – 0.2%
Regency Centers Corp.	194	7,456
SBA Communications Corp.	130	35,096
Total Equity Real Estate Investment Trust (REIT)		42,552

Food & Staples Retailing – 1.2%
Costco Wholesale Corp.	503	143,421
Sysco Corp.	619	28,245
Walgreens Boots Alliance, Inc.	1,059	48,449
Total Food & Staples Retailing		220,115

Food Products – 0.1%
Lamb Weston Holdings, Inc.	174	9,935

Health Care Equipment & Supplies – 5.2%
Abbott Laboratories	2,081	164,212
Align Technology, Inc.*	101	17,569
Becton Dickinson and Co.	319	73,297
Boston Scientific Corp.*	1,781	58,114
Cooper Cos., Inc. (The)	57	15,713

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Health Care Equipment & Supplies (continued)
Danaher Corp.	838	$115,988
Edwards Lifesciences Corp.*	246	46,400
Hologic, Inc.*	317	11,127
IDEXX Laboratories, Inc.*	98	23,739
Intuitive Surgical, Inc.*	130	64,377
Masimo Corp.*	62	10,981
Medtronic PLC	1,582	142,665
ResMed, Inc.	167	24,597
STERIS PLC	101	14,137
Stryker Corp.	443	73,755
Teleflex, Inc.	52	15,229
Varian Medical Systems, Inc.*	104	10,677
West Pharmaceutical Services, Inc.	84	12,789
Zimmer Biomet Holdings, Inc.	245	24,765
Total Health Care Equipment & Supplies		920,131

Health Care Providers & Services – 3.6%
Anthem, Inc.	302	68,566
Cardinal Health, Inc.	324	15,533
Centene Corp.*	693	41,171
Cigna Corp.	450	79,731
CVS Health Corp.	1,499	88,936
DaVita, Inc.*	147	11,181
Humana, Inc.	158	49,615
Laboratory Corp. of America Holdings*	118	14,914
UnitedHealth Group, Inc.	1,095	273,071
Total Health Care Providers & Services		642,718

Health Care Technology – 0.1%
Cerner Corp.	369	23,243

Hotels, Restaurants & Leisure – 1.2%
Carnival Corp.	783	10,312
Chipotle Mexican Grill, Inc.*	34	22,250
Darden Restaurants, Inc.	149	8,114
Domino’s Pizza, Inc.	51	16,528
Hilton Worldwide Holdings, Inc.	335	22,860
Las Vegas Sands Corp.	897	38,096
Norwegian Cruise Line Holdings Ltd.*	255	2,795
Starbucks Corp.	1,337	87,894
Total Hotels, Restaurants & Leisure		208,849

Household Durables – 0.3%
DR Horton, Inc.	426	14,484
Garmin Ltd.	236	17,691
Lennar Corp., Class A	339	12,950
NVR, Inc.*	4	10,276
PulteGroup, Inc.	310	6,919
Total Household Durables		62,320

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Household Products – 1.9%
Church & Dwight Co., Inc.	284	$18,227
Procter & Gamble Co. (The)	2,916	320,760
Total Household Products		338,987

Industrial Conglomerates – 0.6%
3M Co.	689	94,056
Carlisle Cos., Inc.	69	8,644
Total Industrial Conglomerates		102,700

Insurance – 0.4%
Aon PLC	276	45,551
Arthur J Gallagher & Co.	220	17,932
Everest Re Group Ltd.	48	9,236
Total Insurance		72,719

Interactive Media & Services – 8.6%
Alphabet, Inc., Class A*	781	907,483
Facebook, Inc., Class A*	3,278	546,770
IAC/InterActiveCorp*	95	17,027
Match Group, Inc.*	313	20,671
Twitter, Inc.*	918	22,546
Total Interactive Media & Services		1,514,497

Internet & Direct Marketing Retail – 7.0%
Amazon.com, Inc.*	580	1,130,838
Booking Holdings, Inc.*	51	68,611
eBay, Inc.	965	29,008
Expedia Group, Inc.	172	9,678
Total Internet & Direct Marketing Retail		1,238,135

IT Services – 4.9%
Accenture PLC, Class A	752	122,771
Akamai Technologies, Inc.*	187	17,109
Broadridge Financial Solutions, Inc.	137	12,992
Cognizant Technology Solutions Corp., Class A	644	29,927
DXC Technology Co.	318	4,150
FleetCor Technologies, Inc.*	101	18,841
Gartner, Inc.*	109	10,853
Global Payments, Inc.	352	50,769
International Business Machines Corp.	1,036	114,923
Jack Henry & Associates, Inc.	92	14,282
Mastercard, Inc., Class A	1,154	278,760
Paychex, Inc.	416	26,175
PayPal Holdings, Inc.*	1,323	126,664
VeriSign, Inc.*	138	24,852
WEX, Inc.*	51	5,332
Total IT Services		858,400

Life Sciences Tools & Services – 1.6%
Agilent Technologies, Inc.	361	25,855
Bio-Rad Laboratories, Inc., Class A*	37	12,971

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Life Sciences Tools & Services (continued)
Illumina, Inc.*	173	$47,250
IQVIA Holdings, Inc.*	232	25,023
Mettler-Toledo International, Inc.*	29	20,025
PerkinElmer, Inc.	135	10,163
Thermo Fisher Scientific, Inc.	469	133,008
Waters Corp.*	75	13,654
Total Life Sciences Tools & Services		287,949

Machinery – 1.0%
Caterpillar, Inc.	666	77,283
Cummins, Inc.	184	24,899
Graco, Inc.	199	9,697
Ingersoll Rand, Inc.*	247	6,126
PACCAR, Inc.	415	25,369
Parker-Hannifin Corp.	154	19,978
Toro Co. (The)	126	8,201
Total Machinery		171,553

Media – 1.8%
Charter Communications, Inc., Class A*	289	126,093
Comcast Corp., Class A	5,102	175,407
Discovery, Inc., Class A*	806	15,669
Total Media		317,169

Multiline Retail – 0.6%
Dollar General Corp.	295	44,548
Target Corp.	630	58,571
Total Multiline Retail		103,119

Oil, Gas & Consumable Fuels – 0.5%
EOG Resources, Inc.	705	25,324
Marathon Oil Corp.	993	3,267
Marathon Petroleum Corp.	789	18,636
Occidental Petroleum Corp.	1,018	11,789
Valero Energy Corp.	504	22,861
Total Oil, Gas & Consumable Fuels		81,877

Personal Products – 0.4%
Estee Lauder Cos., Inc. (The), Class A	415	66,126

Pharmaceuticals – 7.2%
Allergan PLC	388	68,715
Bristol-Myers Squibb Co.	2,737	152,560
Eli Lilly & Co.	1,099	152,453
Johnson & Johnson	3,083	404,274
Merck & Co., Inc.	2,952	227,127
Pfizer, Inc.	6,290	205,306
Zoetis, Inc.	553	65,082
Total Pharmaceuticals		1,275,517

Professional Services – 0.3%
IHS Markit Ltd.	470	28,200

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Professional Services (continued)
Verisk Analytics, Inc.	189	$26,343
Total Professional Services		54,543

Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	400	15,084

Semiconductors & Semiconductor Equipment – 6.5%
Advanced Micro Devices, Inc.*	1,275	57,987
Analog Devices, Inc.	447	40,074
Applied Materials, Inc.	1,044	47,836
Broadcom, Inc.	460	109,066
Cypress Semiconductor Corp.	472	11,007
Intel Corp.	4,996	270,383
KLA Corp.	186	26,736
Lam Research Corp.	164	39,360
Maxim Integrated Products, Inc.	324	15,750
Microchip Technology, Inc.	288	19,526
Micron Technology, Inc.*	1,294	54,426
NVIDIA Corp.	689	181,620
Qorvo, Inc.*	138	11,127
QUALCOMM, Inc.	1,287	87,066
Skyworks Solutions, Inc.	199	17,787
Teradyne, Inc.	197	10,671
Texas Instruments, Inc.	1,097	109,623
Universal Display Corp.	58	7,643
Xilinx, Inc.	294	22,914
Total Semiconductors & Semiconductor Equipment		1,140,602

Software – 12.3%
Adobe, Inc.*	548	174,396
ANSYS, Inc.*	101	23,479
Autodesk, Inc.*	263	41,054
Cadence Design Systems, Inc.*	341	22,520
Citrix Systems, Inc.	154	21,799
Fair Isaac Corp.*	34	10,461
Fortinet, Inc.*	200	20,234
Intuit, Inc.	299	68,770
Microsoft Corp.	8,612	1,358,199
Oracle Corp.	3,782	182,784
PTC, Inc.*	134	8,202
salesforce.com, Inc.*	1,034	148,875
ServiceNow, Inc.*	212	60,755
Synopsys, Inc.*	180	23,182
Tyler Technologies, Inc.*	41	12,159
Total Software		2,176,869

Specialty Retail – 3.0%
AutoZone, Inc.*	26	21,996
Best Buy Co., Inc.	310	17,670
Home Depot, Inc. (The)	1,272	237,495

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Specialty Retail (continued)
Lowe’s Cos., Inc.	932	$80,198
O’Reilly Automotive, Inc.*	90	27,094
Ross Stores, Inc.	438	38,093
Tiffany & Co.	144	18,648
TJX Cos., Inc. (The)	1,417	67,747
Tractor Supply Co.	134	11,330
Ulta Beauty, Inc.*	67	11,772
Total Specialty Retail		532,043

Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	4,986	1,267,890
HP, Inc.	1,716	29,790
NetApp, Inc.	262	10,923
Seagate Technology PLC	312	15,225
Total Technology Hardware, Storage & Peripherals		1,323,828

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc., Class B	1,826	151,083
Ralph Lauren Corp.	88	5,881
Under Armour, Inc., Class A*	473	4,357
VF Corp.	476	25,742
Total Textiles, Apparel & Luxury Goods		187,063

Trading Companies & Distributors – 0.1%
United Rentals, Inc.*	92	9,467
WW Grainger, Inc.	67	16,649
Total Trading Companies & Distributors		26,116
Total Common Stocks (Cost $20,236,427)		17,315,220

INVESTMENT COMPANY – 1.8%
Invesco QQQ Trust, Series 1
(Cost $379,600)	1,709	325,394

MONEY MARKET FUND – 0.1%
BlackRock Treasury Trust, Institutional Class, 0.21%(a)
(Cost $17,533)	17,533	17,533

Total Investments – 100.0%
(Cost $20,633,560)		17,658,147
Other Assets in Excess of Liabilities – 0.0%		1,755
Net Assets – 100.0%		$17,659,902

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

March 31, 2020 (Unaudited)

*	Non-income producing security.
**	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of March 31, 2020.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$17,315,220	$–	$–	$17,315,220
Investment Company	325,394	–	–	325,394
Money Market Fund	17,533	–	–	17,533
Total	$17,658,147	$–	$–	$17,658,147

As of March 31, 2020, there were no Level 3 investments held in the Fund.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.